Share-based payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based payments

Note 12 - Share-based payments

The Company adopted the 2021 Enterprise Management Incentive Plan (the “2021 Plan”) to retain and motivate independent directors, executives, the employees and consultants. The 2021 Plan was approved by the Company’s Board on December 20, 2021, and reserves an aggregate of 3,200,000 of the Company’s common shares for issuance in connection with Awards (as defined in the 2022 Plan) granted under the 2021 Plan. Under the 2021 Plan, the Board may grant several types of stock options with varying vesting and performance conditions, and exercise prices. Common shares are newly issued from available authorized shares upon exercise of awards.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 12 - Share-based payments (continued)

The stock options in the 2021 Plan included performance and future service conditions. The future service conditions vary from zero to three years. When the Company updated the Plan rules in 2024 and granted options under the new 2024 Plan, the Company dropped the future service conditions and the differential between legacy, basic and bonus options. The options are not exercisable unless one or more of the following conditions are met: (1) the Company has a public listing of its common shares, (2) for 30 days following a change in control of the Company, (3) if the Board serves notice to the option holder that a change in control, asset sale, or voluntary wind-up is occurring, (4) an arrangement by the court between the Company and its members under Part 26 of the Companies Act of 2006 in the United Kingdom, (5) 30 days following an asset sale, (6) on the day immediately prior to the tenth anniversary of the option grant. For accounting purposes, the only exercise condition considered probable at December 31, 2024, is condition (6), and as such, the Company used an expected term in the stock option valuation models of ten years.

The 2021 Plan was amended by the Board on or about 1 July 2024 to take into account recent changes and some minor updating alterations. Also, on 1 July 2024, the Board approved a new Enterprise Management Incentive Plan (the 2024 Plan). The rules of the 2021 Plan and the 2024 Plan are identical. In relation to the 2024 Plan, the Board and the Company’s shareholders approved the grant and exercise of options over 4,020,750 ordinary shares of £0.001 each in the capital of the Company.

A number of the 2021 Plan participants proved ineligible to participate in the 2021 Plan and those participants agreed to release their respective options and were regranted options in the 2024 Plan. The transfer affected 953,750 legacy options.

Under the 2024 Plan the Company awarded 4,020,750 options; 1,973,500 options were issued from the surplus options remaining unallocated under the 2021 Plan, with 2,047,250 being awarded from the new option pool created under the 2024 Plan.

In October 2024 the Company completed the Reorganization and as a consequence the options granted in RedCloud Technologies Ltd transferred up to RedCloud Holdings PLC,

Following the Reorganization, the Company granted 704,250 options in RedCloud Holdings PLC (“the 2024 Plc Plan”) The exercise price of each option was the IPO strike price, which turned out to be $4.50.

As at December 31, 2024, the options granted and outstanding under each Plan were as follows:

The 2021 Plan	619,167
The 2024 Plan	4,020,750
The 2024 Plc Plan	704,250

On February 25, 2025 the Company undertook a capital consolidation with every two options granted under each Plan being consolidated into one option, the value of which and the amount payable at vesting doubled. The Company had the ability in the Plan rules to vary the options as appropriate following a variation in share capital. The general rule for options (and market practice) is that the total exercise price payable by the option holders should remain the same following the variation of the share capital. This means that where there is a one for two consolidation (doubling the value of each share) the number of shares under option would be halved and the exercise price would be doubled.

Following capital consolidation, as at the effective date of the Company’s IPO (March 20, 2025) the number of shares under option was 2,672,084 as follows:

The 2021 Plan	309,584
The 2024 Plan	2,010,375
The 2024 Plc Plan	352,125

On the effective date of the IPO, March 20, 2025, all 2,672,084 options vested.

During the years ended December 31, 2025, and 2024, there were no unexercised stock options that expired. There also were no recognized income tax benefits associated with stock options, and no amounts capitalized as part of the cost of an asset. As of December 31, 2025, the total remaining stock option cost for nonvested awards is expected to be $9,220,013.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 12 - Share-based payments (continued)

The total stock-based compensation expense recorded for the years ended December 31, 2025, and 2024 was

$7,824,176 and $1,275,425, which related to stock options granted in December 2021. This expense is included in the “General and administrative” caption on the consolidated statements of operations.

Valuation Methodology

The fair value of the Company’s Ordinary Shares and options was determined using the Probability-Weighted Expected Return Method (PWERM), as outlined in the Scalar 409A valuation report dated September 17, 2024. This method incorporates multiple exit scenarios, including a low IPO, high IPO, and remain private scenario, each weighted by management’s estimated probability of occurrence.

Black-Scholes Assumptions

For option valuation purposes, the Black-Scholes model was used with the following assumptions derived from guideline public companies and market data:

-	Risk-free rate: 4.23%
-	Expected volatility: 39.9%
-	Dividend yield: 0.0%
-	Expected term: 2.0 years for remain private scenario; 0.16 years for IPO scenarios

Discount for Lack of Marketability (DLOM)

A Discount for Lack of Marketability (DLOM) was applied using the Finnerty model. The DLOM was calculated as 3.7% for IPO scenarios and 12.6% for the remain private scenario, reflecting the reduced liquidity of the Company’s shares prior to a public offering.

Fair Value Determination

Based on the PWERM and Black-Scholes model, the probability-weighted fair value per Ordinary Share on a non- marketable, minority basis was determined to be $2.43 as of September 17, 2024.

The fair values of the outstanding option classes were as follows:

-	$0.001 Options: $1.141 per option (net of DLOM)

-	$1.317 Options: $0.425 per option (net of DLOM)

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 12 - Share-based payments (continued)

Information relating to options outstanding and exercisable at December 31, 2025 and 2024 is as follows:

Activity	Number of Options	Weighted Avg. Exercise Price	Grant Date Fair Value	Aggregate grant-date fair value	Weighted Avg. Remaining Life
Outstanding options at Dec 31, 2023	1,107,083	0,001	851,860	849,698	7.9
Granted	1,885,625	1,179	7,590,933	4,874,513	10.0
Forfeited	(186,875)	0,001	(76,219)	(76,025)	7.4
Regranted	476,875	0,169	2,125,883	1,924,636	10.0
Cancelled	(610,625)	0,001	(496,805)	(495,611)	7.2
Options outstanding and exercisable at Dec 31, 2024	2,672,083		$9,995,652	$7,077,211
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Regranted	-	-	-	-	-
Cancelled	-	-	-	-	-
Options outstanding and exercisable at Dec 31, 2025	2,672,083		$9,995,652	$7,077,211

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2025 and 2024 was approximately:

	2025	2024
Intrinsic value of options outstanding	$1.9 million	$4.2 million
Intrinsic value of options exercisable	$1.9 million	$4.2 million

The intrinsic value represents the difference between the Company’s share price at the reporting date and the exercise price of the options, multiplied by the number of options that were in-the-money.

Substantially all options outstanding as of December 31, 2025 and 2024 had exercise prices significantly below the Company’s share price and were therefore considered in-the-money.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024